CrossingBridge Ultra-Short Duration Fund
Schedule of Investments
June 30, 2025 (Unaudited)

CORPORATE BONDS - 63.1%		Par	Value
Accommodation and Food Services - 3.7%
GrubHub Holdings, Inc., 5.50%, 07/01/2027 (a)		3,343,000	$3,247,584
Sizzling Platter LLC, 8.50%, 11/28/2025 (a)		6,948,000	6,951,379
			10,198,963

Consumer Staples - 1.4%
Salmar ASA, 5.74% (Norway Interbank Offered Rate Fixing 3 Month + 1.15%), 01/30/2030	NOK	40,000,000	3,972,606

Energy - 2.1%
Golar LNG Ltd., 7.00%, 10/20/2025 (a)		5,892,000	5,915,936

Finance and Insurance - 12.3%
BGC Group, Inc., 4.38%, 12/15/2025		4,218,000	4,205,702
Ford Motor Credit Co. LLC, 4.13%, 08/04/2025		1,348,000	1,346,618
General Motors Financial Co., Inc., 6.05%, 10/10/2025		5,541,000	5,559,421
Icahn Enterprises LP, 6.25%, 05/15/2026		7,847,000	7,797,853
National Securities Clearing Corp., 4.35%, 05/20/2027 (a)		3,000,000	3,020,101
Novedo Holding AB, 9.16% (3 Month Stockholm Interbank Offered Rates + 7.00%), 09/23/2027	SEK	31,250,000	3,286,553
Prime Security Services Borrower LLC, 5.75%, 04/15/2026 (a)		2,352,000	2,366,496
Stockwik Forvaltning AB, 9.41% (3 Month Stockholm Interbank Offered Rates + 7.25%), 06/26/2029 (a)	SEK	62,500,000	6,647,425
			34,230,169

Health Care and Social Assistance - 1.0%
HCA, Inc., 5.25%, 06/15/2026		2,800,000	2,804,076

Information - 8.9%
Calligo UK Ltd., 8.98% (or 8.98% PIK) (3 mo. EURIBOR + 7.00%), 12/29/2028	EUR	443,831	120,247
Consolidated Communications, Inc.
5.00%, 10/01/2028 (a)		3,933,000	3,976,992
6.50%, 10/01/2028 (a)		4,236,000	4,320,942
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025 (b)		6,495,000	6,495,271
Sprint LLC, 7.63%, 03/01/2026		6,951,000	7,018,112
T-Mobile USA, Inc., 5.38%, 04/15/2027		2,778,000	2,782,903
			24,714,467

Management of Companies and Enterprises - 0.6%
International Game Technology PLC, 4.13%, 04/15/2026 (a)		1,745,000	1,745,155

Manufacturing - 15.6%
Amgen, Inc., 5.51%, 03/02/2026		7,025,000	7,026,064
Berry Global, Inc., 1.57%, 01/15/2026		7,364,000	7,233,125
Cannabist Co. Holdings, Inc., 9.25%, 12/31/2028		2,016,000	1,189,440
Elkem ASA, 6.19% (Norway Interbank Offered Rate Fixing 3 Month + 1.55%), 08/31/2028	NOK	25,000,000	2,498,351
GE HealthCare Technologies, Inc., 5.60%, 11/15/2025		3,271,000	3,278,098
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (a)		1,627,000	1,611,307
Jabil, Inc., 1.70%, 04/15/2026		5,200,000	5,078,148
LYB International Finance III LLC, 1.25%, 10/01/2025		709,000	702,830
Microchip Technology, Inc., 4.25%, 09/01/2025		4,180,000	4,175,332
PVH Corp., 4.63%, 07/10/2025		4,816,000	4,815,449
Silgan Holdings, Inc., 1.40%, 04/01/2026 (a)		1,859,000	1,809,085
Sonoco Products Co., 4.45%, 09/01/2026		1,000,000	999,210
Stanley Black & Decker, Inc., 6.27%, 03/06/2026		1,916,000	1,916,101
Western Digital Corp., 4.75%, 02/15/2026		1,140,000	1,138,246
			43,470,786

Other Services (except Public Administration) - 2.0%
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026 (a)		5,694,000	5,677,584

Professional, Scientific, and Technical Services - 6.1%
Getty Images, Inc., 9.75%, 03/01/2027 (a)		4,895,000	4,801,063
Infor LLC, 1.75%, 07/15/2025 (a)		6,662,000	6,652,861
Oracle Corp., 5.14% (SOFR + 0.76%), 08/03/2028		1,000,000	1,004,764
VMware LLC, 1.40%, 08/15/2026		4,692,000	4,539,059
			16,997,747

Real Estate and Rental and Leasing - 3.9%
Crown Castle, Inc., 1.35%, 07/15/2025		4,434,000	4,428,469
Penske Truck Leasing Co. LP
4.00%, 07/15/2025 (a)		2,195,000	2,194,526
1.20%, 11/15/2025 (a)		1,865,000	1,840,744
ReadyCap Holdings LLC, 9.38%, 03/01/2028 (a)		2,462,000	2,453,357
			10,917,096

Retail Trade - 1.6%
AutoNation, Inc., 4.50%, 10/01/2025		2,854,000	2,852,826
CVS Health Corp., 3.88%, 07/20/2025		1,530,000	1,528,954
			4,381,780

Transportation and Warehousing - 3.3%
Tidewater, Inc., 10.38%, 07/03/2028 (a)		3,200,000	3,391,995
Uber Technologies, Inc., 7.50%, 09/15/2027 (a)		5,610,000	5,663,729
			9,055,724

Utilities - 0.6%
ONEOK, Inc., 2.20%, 09/15/2025		1,749,000	1,738,567
TOTAL CORPORATE BONDS (Cost $175,577,376)			175,820,656

MORTGAGE-BACKED SECURITIES - 8.6%		Par	Value
Finance and Insurance - 8.6%
Banc of America Re-Remic Trust, Series 2022-DKLX, Class C, 6.46% (1 mo. Term SOFR + 2.15%), 01/15/2039 (a)		1,813,812	1,798,971
BX Trust
Series 2021-SOAR, Class A, 5.10% (1 mo. Term SOFR + 0.78%), 06/15/2038 (a)		3,020,362	3,020,018
Series 2021-SOAR, Class B, 5.30% (1 mo. Term SOFR + 0.98%), 06/15/2038 (a)		1,152,033	1,152,554
Series 2021-VOLT, Class B, 5.38% (1 mo. Term SOFR + 1.06%), 09/15/2036 (a)		1,671,229	1,665,121
Series 2024-KING, Class A, 5.85% (1 mo. Term SOFR + 1.54%), 05/15/2034 (a)		5,625,936	5,633,510
Series 2025-LUNR, Class A, 5.81% (1 mo. Term SOFR + 1.50%), 06/15/2040 (a)		7,050,000	7,069,854
JP Morgan Chase Commercial Mortgage Securities, Series 2021-MHC, Class A, 5.48% (1 mo. Term SOFR + 1.16%), 04/15/2038 (a)		1,881,704	1,882,636
Merit 2020, Series 2022-MHIL, Class A, 5.13% (1 mo. Term SOFR + 0.81%), 01/15/2039 (a)		1,764,143	1,763,618
TOTAL MORTGAGE-BACKED SECURITIES (Cost $23,911,182)			23,986,282

ASSET-BACKED SECURITIES - 6.4%		Par	Value
Consumer Discretionary - 1.0%
United Airlines, Inc., Series A, 4.00%, 04/11/2026		2,959,470	2,934,531

Finance and Insurance - 3.6%
Alterna Funding LLC, Series 2024-1A, Class A, 6.26%, 05/16/2039 (a)		1,701,301	1,718,365
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, 04/25/2047 (a)		2,734,240	2,549,706
FNA Trust, Series 2025-1, Class A, 5.62%, 03/15/2045 (a)(c)		931,744	937,298
RAM LLC
Series 2024-1, Class A, 6.67%, 02/15/2039 (a)		670,844	672,872
Series 2025-1, Class A, 5.45%, 05/15/2040 (a)		4,120,132	4,135,737
			10,013,978

Transportation and Warehousing - 1.6%
Hawaiian Holdings, Inc., Series 2013-1, 3.90%, 01/15/2026		4,554,762	4,463,666

Wholesale Trade - 0.2%
PVOne LLC, Series 2023-1A, Class A, 7.25%, 07/16/2035 (a)		471,929	473,524
TOTAL ASSET-BACKED SECURITIES (Cost $17,782,069)			17,885,699

BANK LOANS - 3.2%		Par	Value
Information - 0.7%
Audacy Capital LLC Exit Loan, 11.44% (1 mo. Term SOFR + 7.00%), 09/30/2028		1,891,323	1,881,866

Professional, Scientific, and Technical Services - 0.8%
Getty Images, Inc., 7.94% (1 mo. Euribor + 6.00%), 02/12/2030	EUR	2,000,000	2,233,211

Real Estate and Rental and Leasing - 1.7%
Chicago Atlantic Real Estate Finance Term Loan, 9.00%, 10/17/2028		4,356,000	4,290,660
Micromont, 8.00%, 11/15/2026		466,604	466,604
			4,757,264
TOTAL BANK LOANS (Cost $8,665,240)			8,872,341

MUNICIPAL BONDS - 1.4%		Par	Value
Missouri - 0.4%
City of Kansas City, MO, 4.43%, 03/01/2028 (d)		1,130,000	1,130,000

New York - 1.0%
New York State Dormitory Authority, 5.95%, 05/01/2035 (Obligor: Pace University) (d)		2,810,000	2,810,000
TOTAL MUNICIPAL BONDS (Cost $3,940,000)			3,940,000

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 1.1%		Par	Value
Norway Treasury Bill, 0.00%, 09/17/2025 (a)(e)	NOK	30,000,000	2,951,484
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $2,858,473)			2,951,484

CONVERTIBLE BONDS - 0.3%		Par	Value
Information - 0.3%
Leafly Holdings, Inc., 8.00%, 07/01/2025 (f)		953,000	810,050
TOTAL CONVERTIBLE BONDS (Cost $953,000)			810,050

WARRANTS - 0.0%(g)		Contracts	Value
Information - 0.0%(g)
Leafly Holdings, Inc., Expires 11/07/2026, Exercise Price $11.50 (h)		5,553	63
TOTAL WARRANTS (Cost $0)			63

COMMON STOCKS - 0.0%(g)		Shares	Value
Manufacturing - 0.0%(g)
Cannabist Co. Holdings, Inc. (f)(h)		475,193	0
Cannabist Co. Holdings, Inc. (f)(h)		475,193	0
TOTAL COMMON STOCKS (Cost $115,779)			0

SHORT-TERM INVESTMENTS - 15.2%			Value
Commercial Paper - 13.1%		Par
Accommodation and Food Services — 0.7%
The Campbells Company, 4.80%, 08/13/2025 (i)		1,947,000	1,935,900

Health Care and Social Assistance — 2.1%
CVS Health Corp., 4.23%, 07/08/2025 (i)		2,800,000	2,796,979
HCA, Inc., 4.95%, 08/06/2025 (i)		2,900,000	2,885,319
			5,682,298

Manufacturing — 6.0%
Bacardi Ltd., 4.02%, 07/10/2025 (i)		5,498,000	5,490,652
Fortune Brands Innovations, Inc., 4.72%, 07/09/2025 (i)		3,540,000	3,535,937
Fortune Brands Innovations, Inc., 4.76%, 07/17/2025 (i)		2,124,000	2,119,371
Hubbell, Inc., 4.62%, 07/17/2025 (i)		5,498,000	5,486,437
			16,632,397

Real Estate and Rental and Leasing — 0.7%
Crown Castle International Corp., 5.12%, 07/22/2025 (i)		2,000,000	1,993,885

Technology — 1.6%
Telus Corp., 5.19%, 08/11/2025 (i)		4,400,000	4,376,433

Wholesale Trade — 2.0%
Genuine Parts Company, 4.69%, 07/09/2025 (i)		5,664,000	5,657,485
Total Commercial Paper (Cost $36,280,201)			36,278,398

Money Market Funds - 2.1%		Shares
First American Treasury Obligations Fund - Class X, 4.22% (j)		5,914,699	5,914,699
Total Money Market Funds (Cost $5,914,699)			5,914,699
TOTAL SHORT-TERM INVESTMENTS (Cost $42,194,900)			42,193,097

TOTAL INVESTMENTS - 99.3% (Cost $275,998,019)			276,459,672
Other Assets in Excess of Liabilities - 0.7%			2,079,986
TOTAL NET ASSETS - 100.0%			$278,539,658
two			–%
Percentages are stated as a percent of net assets.			–%

Par amount is in USD unless otherwise indicated.

AB - Aktiebolag ASA - Advanced Subscription Agreement
EURIBOR - Euro Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD – United States Dollar

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $111,713,529 or 40.1% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2025.

(d)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2025.

(e)	Zero coupon bonds make no periodic interest payments.
(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $810,050 or 0.3% of net assets as of June 30, 2025.

(g)	Represents less than 0.05% of net assets.
(h)	Non-income producing security.
(i)	The rate shown is the annualized effective yield as of June 30, 2025.
(j)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

CrossingBridge Ultra-Short Duration Fund
Schedule of Forward Currency Contracts
June 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	07/15/2025	USD	2,121,730	EUR	1,900,000	$(118,738)
U.S. Bancorp Investments, Inc.	07/15/2025	USD	5,941,928	NOK	61,985,000	(208,320)
U.S. Bancorp Investments, Inc.	07/15/2025	USD	9,111,897	SEK	87,535,000	(149,928)
Net Unrealized Appreciation (Depreciation)						$(476,986)

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

CrossingBridge Ultra-Short Duration Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	–	175,820,656	–	175,820,656
Mortgage-Backed Securities	–	23,986,282	–	23,986,282
Asset-Backed Securities	–	17,885,699	–	17,885,699
Bank Loans	–	8,872,341	–	8,872,341
Municipal Bonds	–	3,940,000	–	3,940,000
Foreign Government Debt Obligations	–	2,951,484	–	2,951,484
Convertible Bonds	–	–	810,050	810,050
Warrants	–	63	–	63
Common Stocks	–	–	0	0
Commercial Paper	–	36,278,398	–	36,278,398
Money Market Funds	5,914,699	–	–	5,914,699
Total Investments	5,914,699	269,734,923	810,050	276,459,672

Liabilities:
Other Financial Instruments:
Forwards*	–	(476,986)	–	(476,986)
Total Other Financial Instruments	–	(476,986)	–	(476,986)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of June 30, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge Ultra-Short Duration Fund	Bank Loans	Special Purpose Acquisition Companies	Convertible Bonds	Common Stocks
Beginning Balance - October 1, 2024	$2,706,612	$0	$925,650	$0
Purchases	-	-	-	-
Sales	(2,240,008)	-	(136,000)	-
Realized gains	-	-	-	-
Realized losses	-	(7)	-	-
Corporate Actions	-	-	-	115,779
Accretion of discount/(amortization of premium)	-	-	-	-
Change in unrealized appreciation/(depreciation)	-	7	20,400	(115,779)
Transfer in/(out) of Level 3	(466,604)	-	-	-
Ending Balance - June 30, 2025	$-	$-	$810,050	$0

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at June 30, 2025, includes the following:

	Convertible Bonds	Common Stocks
	$20,400	$(115,779)

To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3 and “fair value” will be applied. Specifically, the matrix below provides a summary of the approach taken:

Type of Security	Examples of Input
Bank Loans, Corporate Bonds, Convertible Bonds, and Warrants	Primarily based on financial analysis employing quantitative and qualitative inputs such as but may not be limited to:
	discounted cashflow, sum-of-the parts, competitive comparable valuations, and liquidation analysis

Special Purpose Acquisition Companies (SPACs); SPAC founders shares	Upon separation, value based on public warrant pricing. Prior to separation, valued at $0.

Common Stock (Legended shares)	The firm applies a 25% discount to current market price for common stock with a legend attached to it.

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2025:

CrossingBridge Ultra-Short Duration Fund

Descriptions	Fair Value June 30, 2025	Valuation Techniques	Unobservable Input	Range	Weighted Average Unobservable Input	Impact to Valuation from an Increase in Input
Convertible Bonds	$810,050	Market Approach	Yield to maturity	61.80%	61.80%	Decrease
Common Stocks	$0	Market Approach	Transaction price	N/A	N/A	Increase